STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 15, 2018	Aug. 31, 2019	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 31, 2021	Dec. 31, 2019	Feb. 28, 2013
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized			100,000,000		100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Voting Rights			Holders of the Company’s common stock are entitled to one vote for each share.		Holders of the Company’s common stock are entitled to one vote for each share.
Common stock, shares outstanding			6,224,268		6,224,268		7,067,422
Common stock subject to possible redemption,at redemption value					0		16,808,829
Preferred Stock, Shares Authorized			1,000,000		1,000,000		1,000,000
Preferred stock, shares outstanding			0		0		0
Ensysce Biosciences, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized				150,000,000	150,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Common stock, shares outstanding				24,255,786	15,768,725		15,768,725
Warrant term		10 years		5 years				10 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.04						$ 6.23
Preferred Stock, Shares Authorized				1,500,000			1,500,000
Preferred stock, shares outstanding				0	0		0
Preferred stock, shares issued					0		0
Common Stock, Shares, Issued				24,275,541	15,768,725		15,768,725
Debt conversion shares issued				1,357,968
Debt Conversion, Converted Instrument, Amount				$ 5.8
Termination of common stock settlement				500,000
Deferred common stock issued				125,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				18,901,290				13,170
Stock Issued During Period, Shares, Conversion of Convertible Securities		6,585
Weighted Average Number of Shares, Restricted Stock				19,755
Sale of Stock, Price Per Share				$ 11.50
Warrants and Rights Outstanding, Maturity Date				Jun. 30, 2026
Ensysce Biosciences, Inc [Member] | S P A C [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding				6,219,268
Ensysce Biosciences, Inc [Member] | Former Ensysce [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.0001
Common Stock, Shares, Issued				16,053,550
Stock Issued During Period, Shares, Purchase of Assets				19,755
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant term			5 years		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01		$ 0.01
Description of sale price of common stock			the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders		Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders
Warrant [Member] | Ensysce Biosciences, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.04						$ 6.23
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		6,585						13,170
Public Warrant [Member] | Ensysce Biosciences, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Outstanding				10,000,000
Private Warrant [Member] | Ensysce Biosciences, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Remaining of cashless warrant shares				8,901,290
Over-Allotment Option [Member] | Founder Shares [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	750,000